COMMITMENTS, CONTINGENCIES AND GUARANTEES (Details) - USD ($)	1 Months Ended	3 Months Ended	12 Months Ended
	Oct. 31, 2020	Dec. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
Disclosure of finance lease and operating lease by lessee [line items]
Various agreements can be renewed and are extendable, maximum year			2089
Development project cost			$ 36,000,000	$ 71,000,000
Minimum lease payments				250,000,000
Estimated contingent liabilities for letters of credit		$ 336,000,000	336,000,000	389,000,000
Brookfield Renewable along with institutional investors
Disclosure of finance lease and operating lease by lessee [line items]
Estimated contingent liabilities for letters of credit		50,000,000	50,000,000	51,000,000
Brookfield Renewable's subsidiaries
Disclosure of finance lease and operating lease by lessee [line items]
Estimated contingent liabilities for letters of credit		286,000,000	286,000,000	$ 338,000,000
Less than 1 Year
Disclosure of finance lease and operating lease by lessee [line items]
Minimum lease payments		32,000,000	32,000,000
In Two Years
Disclosure of finance lease and operating lease by lessee [line items]
Minimum lease payments		4,000,000	$ 4,000,000
428 MW Solar Portfolio - Brazil
Disclosure of finance lease and operating lease by lessee [line items]
Other cash payments to acquire interests in joint ventures, classified as investing activities		$ 121,000,000
Proportion of ownership interest in joint venture		25.00%
TransAlta
Disclosure of finance lease and operating lease by lessee [line items]
Commitment To Invest In Convertible Securities	$ 400,000,000
Convertible Securities, Increase In Proportion Of Ownership Interest In Entity	9.00%